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                                                     February 24, 2006

VIA EDGAR TRANSMISSION
AND VIA FEDERAL EXPRESS

Michael McTiernan, Esq.
Amanda McManus, Esq.
United States Securities and Exchange Commission
Division of Corporate Finance
450 Fifth Street N.W.
Mail Stop 4561
Washington, D.C. 20509-0801

          Re: Grubb & Ellis Realty Advisors, Inc. (the "Company") Amendment No. 5 to Form S-1 on Form S-11 Registration Statement;
                  File No. 333-129190

Dear Mr. McTiernan and Ms. McManus:

         On behalf of the Company, this letter, along with revised copies of the Company's Amendment No. 5 to Form S-1 on Form S-11 Registration Statement, and Exhibits thereto (the "Registration Statement"), are being filed on behalf of the Company with the United States Securities and Exchange Commission (the "Commission"). Accompanying the non-electronic version of this letter are (i) six (6) courtesy copies of the Registration Statement, three (3) unmarked copies without Exhibits, and three (3) copies with Exhibits marked to show changes from Amendment No. 4 to the Registration Statement (including those changes that were submitted to the Commission via facsimile transmission on February 21, 2006).

         Should you have any questions concerning the foregoing or should you require any additional documentation or information, please do not hesitate to contact me at 212-223-6700.

                                                     Very truly yours,


                                                     /s/ Clifford A. Brandeis
                                                     ------------------------
                                                     Clifford A. Brandeis


CAB/ma
Enclosures
cc:    Mr. Mark E. Rose
       Gregg A. Noel, Esq.